Condensed Statements of Changes in Shareholders Equity - 11 months ended Dec. 31, 2020 - USD ($)	Total	Class A	Class B	Ordinary Shares [Member] Class A	Ordinary Shares [Member] Class B	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Beginning balance at Feb. 10, 2020	$ 0			$ 0	$ 0	$ 0	$ 0
Beginning balance, Shares at Feb. 10, 2020				0	0
Issuance of Class B ordinary shares to Sponsor	25,000			$ 0	$ 1,035	23,965	0
Issuance of Class B ordinary shares to Sponsor, Shares				0	10,350,000
Sale of units in initial public offering, gross	414,000,000			$ 4,140	$ 0	413,995,860	0
Sale of units in initial public offering, gross, Shares		41,400,000		41,400,000	0
Offering costs	(23,397,617)			$ 0	$ 0	(23,397,617)	0
Sale of private placement warrants to Sponsor in private placement	10,280,000			0	0	10,280,000	0
Shares subject to possible redemption	(395,767,100)			$ (3,958)	$ 0	(395,763,142)	0
Shares subject to possible redemption, Shares				(39,576,710)	0
Net loss	(140,280)	$ 210,000	$ (350,000)	$ 0	$ 0	0	(140,280)
Ending balance at Dec. 31, 2020	$ 5,000,003			$ 182	$ 1,035	$ 5,139,066	$ (140,280)
Ending balance, Shares at Dec. 31, 2020				1,823,290	10,350,000